N-2 - USD ($)					3 Months Ended
		Jul. 01, 2024	Jun. 13, 2024	Dec. 31, 2023	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022
Cover [Abstract]
Entity Central Index Key		0000925683
Amendment Flag		false
Document Type		424B3
Entity Registrant Name		John Hancock Financial Opportunities Fund
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
Shareholder Transaction Expenses (%)
Sales load (as a percentage of offering price) 1	1.00
Offering expenses (as a percentage of offering price) 2	0.62
Dividend Reinvestment Plan fees 3	None

1
Represents the estimated commission with respect to the Common Shares being sold in this offering. There is no guarantee that there will be any sales of the Common
Shares pursuant to this Prospectus Supplement and the accompanying Prospectus. Actual sales of the Common Shares under this Prospectus Supplement and the accompanying Prospectus, if any, may be less than as set forth under “Capitalization” below. In addition, the price per share of any such sale may be greater or less than the price set forth under “Capitalization” below, depending on market price of the Common Shares at the time of any such sale.
2
Offering costs charged upon sale of the shares, based on the last reported sale price on June 13, 2024.
3
Participants in the fund’s dividend reinvestment plan do not pay brokerage charges with respect to Common Shares issued directly by the fund. However, whenever
Common Shares are purchased or sold on the NYSE or otherwise on the open market, each participant will pay a pro rata portion of brokerage trading fees, currently
$0.05 per share purchased or sold. Brokerage trading fees will be deducted from amounts to be invested. Shareholders participating in the Plan may buy additional
Common Shares of the fund through the Plan at any time and will be charged a $5 transaction fee plus $0.05 per share brokerage trading fee for each order. See
“Distribution Policy” and “Dividend Reinvestment Plan” in the accompanying Prospectus.

Sales Load [Percent]	[1]	1.00%
Dividend Reinvestment and Cash Purchase Fees	[2]	$ 0
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	[3]	0.62%
Annual Expenses [Table Text Block]
Annual Expenses (Percentage of Net Assets Attributable to Common Shares) (%)
Management fees 4	1.38
Interest Payments on Borrowed Funds 5	1.36
Other expenses	0.42
Total Annual Operating Expenses	3.16
Contractual Expense Reimbursement 6	(0.20)
Total Annual Fund Operating Expenses After Expense Reimbursements	2.96
4
See “Management of the Fund—The Advisor” in the accompanying Prospectus.
5
The fund uses leverage by borrowing under the LA. See “Other Investment Policies – Borrowing” and “Use of Leverage by the Fund” in the accompanying Prospectus.
6
The Advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund’s reimbursement amounted to 0.01% of the fund’s average daily net assets.
This agreement expires on July 31, 2025, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time. The Advisor contractually agrees to limit its administration fee to 0.15% of the fund’s average weekly gross assets. This agreement expires on April 30, 2025, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

Management Fees [Percent]	[4]	1.38%
Interest Expenses on Borrowings [Percent]	[5]	1.36%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]		0.42%
Total Annual Expenses [Percent]		3.16%
Waivers and Reimbursements of Fees [Percent]	[6]	(0.20%)
Net Expense over Assets [Percent]		2.96%
Expense Example [Table Text Block]
Example
The following example illustrates the expenses that Common Shareholders would pay on a $1,000 investment in Common Shares, assuming (i) total annual expenses set forth above, including any reimbursements through their current expiration date; (ii) sales load of 1.00%; (iii) offering expenses of
0.62%; (iv) a 5% annual return; and (v) all distributions are reinvested at NAV:

	1 Year	3 Years	5 Years	10 Years
Total Expenses ($)	$46	$110	$177	$356
The above table and example and the assumption in the example of a 5% annual return are required by regulations of the SEC that are applicable to all investment companies; the assumed 5% annual return is not a prediction of, and does not represent, the projected or actual performance of the fund’s
Common Shares. For more complete descriptions of certain of the fund’s costs and expenses, see “Management of the Fund” in the accompanying
Prospectus. In addition, while the example assumes reinvestment of all dividends and distributions at NAV, participants in the fund’s dividend reinvestment plan may receive Common Shares purchased or issued at a price or value different from NAV. See “Distribution Policy” and “Dividend
Reinvestment Plan” in the accompanying Prospectus.

Expense Example, Year 01		$ 46
Expense Example, Years 1 to 3		110
Expense Example, Years 1 to 5		177
Expense Example, Years 1 to 10		$ 356
Purpose of Fee Table , Note [Text Block]
The purpose of the table below is to help you understand all fees and expenses that you, as a Common Shareholder, would bear directly or indirectly. In accordance with SEC requirements, the table below shows the fund’s expenses as a percentage of its average net assets as of December 31, 2023, and not as a percentage of total assets. By showing expenses as a percentage of average net assets, expenses are not expressed as a percentage of all of the assets in which the fund invests. The offering costs to be paid or reimbursed by the fund are not included in the Annual Expenses table below.
However, these expenses will be borne by Common Shareholders and may result in a reduction in the NAV of Common Shares. See “Management of the
fund” and “Dividend Reinvestment Plan” in the accompanying Prospectus. The table and example are based on the fund’s capital structure as of
December 31, 2023.

Basis of Transaction Fees, Note [Text Block]		as a percentage of offering price
Other Transaction Fees, Note [Text Block]		Offering costs charged upon sale of the shares, based on the last reported sale price on June 13, 2024.
Management Fee not based on Net Assets, Note [Text Block]		See “Management of the Fund—The Advisor” in the accompanying Prospectus.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
Investment Objectives.

The fund’s primary investment objective is to provide a high level of total return consisting of long-term capital appreciation and current income. There can be no assurance that the fund will achieve its investment objective.
The Offering.

John Hancock Investment Management Distributors LLC (the “Distributor”) has entered into a distribution agreement with the fund, authorizing it to act as distributor for the fund’s common shares of beneficial interest, no par value (“Common Shares”), offered by this prospectus supplement (“Prospectus Supplement”) and the accompanying prospectus dated June 28, 2024 (the “Prospectus”). The Distributor also has entered into a dealer agreement (the “Dealer Agreement”), with UBS Securities LLC (the “Dealer”) with respect to the fund relating to the Common Shares offered by this Prospectus Supplement and the Prospectus. In accordance with the terms of the Dealer Agreement, the fund may offer and sell its
Common Shares from time to time through the Dealer as sub-placement agent for the offer and sale of the Common Shares. Under the Investment
Company Act of 1940, as amended (the “1940 Act”), the fund may not sell any Common Shares at a price below the current net asset value (“NAV”) of such Common Shares, exclusive of any distributing commission or discount.
Sales of Common Shares, if any, under this Prospectus Supplement and the accompanying Prospectus may be made in negotiated transactions or transactions that are deemed to be “at the market” as defined in Rule 415 under the Securities Act of 1933, as amended (the “1933 Act”), including sales made directly on the New York Stock Exchange (“NYSE”) or sales made to or through a market maker other than on an exchange.
The fund will compensate the Distributor with respect to sales of the Common Shares at a commission rate of 1% of the gross proceeds of the sale of
Common Shares. The Distributor will compensate the Dealer out of this commission at a certain percentage rate of the gross proceeds of the sale of
Common Shares sold under the Dealer Agreement, with the exact amount of such compensation to be mutually agreed upon by the Distributor and the
Dealer from time to time. In connection with the sale of the Common Shares on the fund’s behalf, the Distributor may be deemed to be an “underwriter”
within the meaning of the 1933 Act and the compensation of the Dealer may be deemed to be underwriting commissions or discounts.
Investment Strategy.

Under normal circumstances, the fund will invest at least 80% (plus any borrowings for investment purposes) of its net assets in equity securities of U.S. and foreign financial services companies of any size. These companies may include, but are not limited to, banks, thrifts, finance and financial technology companies, brokerage and advisory firms, real estate-related firms, insurance companies and financial holding companies. The fund may invest up to 20% of its total assets in common and preferred equity securities and other preferred securities of foreign banking, lending and financial services companies, including securities quoted in foreign currencies.

Share Price [Table Text Block]
The following table sets forth for each of the periods indicated the high and low closing market prices for Common Shares on the NYSE, and the corresponding NAV per share and the premium or discount to NAV per share at which the Common Shares were trading as of such date. NAV is determined once daily as of the close of regular trading on the NYSE (typically 4:00

p.m.
, Eastern Time). See “Determination of Net Asset Value” in the
accompanying Prospectus for information as to the determination of the fund’s NAV.

	Market Price		NAV per Share on Date of Market Price High and Low		Premium/(Discount) on Date of Market Price High and Low
Fiscal Quarter Ended	High ($)	Low ($)	High ($)	Low ($)	High (%)	Low (%)
March 31, 2022	52.03	40.20	42.91	37.50	21.25%	7.20%
June 30, 2022	40.08	32.16	36.22	31.13	10.66%	3.31%
September 30, 2022	39.84	31.20	36.43	31.49	9.36%	-0.92%
December 31, 2022	36.52	30.14	36.11	31.69	1.14%	-4.89%
March 31, 2023	38.20	28.14	34.51	25.52	10.69%	10.27%
June 30, 2023	30.46	25.75	26.36	21.82	15.55%	18.01%
September 30, 2023	31.05	25.11	28.52	24.25	8.87%	3.55%
December 31, 2023	30.96	23.12	30.47	23.04	1.61%	0.35%
March 31, 2024	31.17	27.14	30.37	27.68	2.63%	-1.95%
The last reported sale price, NAV per share and percentage discount to NAV per share of the Common Shares as of June 13, 2024 were $27.16,
$27.16 and 0.00%, respectively. As of June 13, 2024, the fund had 19,716,350 Common Shares outstanding
and
net assets of the fund were
$535,561,926.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Securities [Table Text Block]
The following provides information about the fund’s outstanding securities as of December 31, 2023.

Title of Class	Amount Authorized	Amount Held by the Fund or for its Account	Amount Outstanding
Common Shares, no par value	Unlimited	0	19,716,350

Common Shares [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]		Percentage of Net Assets Attributable to Common Shares
General Description of Registrant [Abstract]
Lowest Price or Bid					$ 27.14	$ 23.12	$ 25.11	$ 25.75	$ 28.14	$ 30.14	$ 31.2	$ 32.16	$ 40.2
Highest Price or Bid					31.17	30.96	31.05	30.46	38.2	36.52	39.84	40.08	52.03
Lowest Price or Bid, NAV					27.68	23.04	24.25	21.82	25.52	31.69	31.49	31.13	37.5
Highest Price or Bid, NAV					$ 30.37	$ 30.47	$ 28.52	$ 26.36	$ 34.51	$ 36.11	$ 36.43	$ 36.22	$ 42.91
Highest Price or Bid, Premium (Discount) to NAV [Percent]					2.63%	1.61%	8.87%	15.55%	10.69%	1.14%	9.36%	10.66%	21.25%
Lowest Price or Bid, Premium (Discount) to NAV [Percent]					(1.95%)	0.35%	3.55%	18.01%	10.27%	(4.89%)	(0.92%)	3.31%	7.20%
Share Price			$ 27.16
NAV Per Share			$ 27.16
Latest Premium (Discount) to NAV [Percent]			0.00%
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]				Common Shares
Outstanding Security, Held [Shares]				0
Outstanding Security, Not Held [Shares]				19,716,350

[1]	Represents the estimated commission with respect to the Common Shares being sold in this offering. There is no guarantee that there will be any sales of the Common Shares pursuant to this Prospectus Supplement and the accompanying Prospectus. Actual sales of the Common Shares under this Prospectus Supplement and the accompanying Prospectus, if any, may be less than as set forth under “Capitalization” below. In addition, the price per share of any such sale may be greater or less than the price set forth under “Capitalization” below, depending on market price of the Common Shares at the time of any such sale.
[2]	Participants in the fund’s dividend reinvestment plan do not pay brokerage charges with respect to Common Shares issued directly by the fund. However, whenever Common Shares are purchased or sold on the NYSE or otherwise on the open market, each participant will pay a pro rata portion of brokerage trading fees, currently $0.05 per share purchased or sold. Brokerage trading fees will be deducted from amounts to be invested. Shareholders participating in the Plan may buy additional Common Shares of the fund through the Plan at any time and will be charged a $5 transaction fee plus $0.05 per share brokerage trading fee for each order. See “Distribution Policy” and “Dividend Reinvestment Plan” in the accompanying Prospectus.
[3]	Offering costs charged upon sale of the shares, based on the last reported sale price on June 13, 2024.
[4]	See “Management of the Fund—The Advisor” in the accompanying Prospectus.
[5]	The fund uses leverage by borrowing under the LA. See “Other Investment Policies – Borrowing” and “Use of Leverage by the Fund” in the accompanying Prospectus.
[6]	The Advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund’s reimbursement amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2025, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time. The Advisor contractually agrees to limit its administration fee to 0.15% of the fund’s average weekly gross assets. This agreement expires on April 30, 2025, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.